First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments
September 30, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 48.1%
	Aerospace & Defense – 2.6%
$1,500,000	Howmet Aerospace, Inc.	3.00%	01/15/29	$1,423,567
250,000	Howmet Aerospace, Inc.	4.85%	10/15/31	255,347
2,200,000	Howmet Aerospace, Inc.	5.95%	02/01/37	2,407,794
1,000,000	Lockheed Martin Corp.	5.70%	11/15/54	1,116,262
1,000,000	Lockheed Martin Corp.	5.90%	11/15/63	1,158,102
500,000	Northrop Grumman Corp.	3.25%	01/15/28	485,985
500,000	Northrop Grumman Corp.	4.60%	02/01/29	507,689
500,000	Northrop Grumman Corp.	4.70%	03/15/33	507,656
750,000	Northrop Grumman Corp.	4.03%	10/15/47	645,894
250,000	Northrop Grumman Corp.	5.25%	05/01/50	255,567
1,000,000	Northrop Grumman Corp.	4.95%	03/15/53	979,043
2,500,000	Northrop Grumman Corp.	5.20%	06/01/54	2,547,990
600,000	RTX Corp.	5.75%	01/15/29	636,097
1,000,000	RTX Corp.	6.00%	03/15/31	1,087,976
2,500,000	RTX Corp.	5.15%	02/27/33	2,600,002
1,000,000	RTX Corp.	6.10%	03/15/34	1,104,371
1,500,000	RTX Corp.	3.13%	07/01/50	1,075,405
1,000,000	RTX Corp.	2.82%	09/01/51	669,589
2,500,000	RTX Corp.	5.38%	02/27/53	2,571,291
1,000,000	RTX Corp.	6.40%	03/15/54	1,181,553
				23,217,180
	Banks – 6.1%
1,000,000	Bank of America Corp. (a)	1.20%	10/24/26	965,349
2,500,000	Bank of America Corp. (a)	5.08%	01/20/27	2,520,981
500,000	Bank of America Corp. (a)	3.56%	04/23/27	493,878
450,000	Bank of America Corp. (a)	2.55%	02/04/28	432,419
475,000	Bank of America Corp. (a)	4.38%	04/27/28	475,826
1,000,000	Bank of America Corp. (a)	4.95%	07/22/28	1,017,783
1,105,000	Bank of America Corp. (a)	5.20%	04/25/29	1,136,448
500,000	Bank of America Corp. (a)	4.27%	07/23/29	498,775
500,000	Bank of America Corp. (a)	3.97%	02/07/30	491,398
500,000	Bank of America Corp. (a)	3.19%	07/23/30	473,383
500,000	Bank of America Corp. (a)	2.88%	10/22/30	464,521
500,000	Bank of America Corp. (a)	1.90%	07/23/31	433,949
1,000,000	Bank of America Corp. (a)	1.92%	10/24/31	861,927
500,000	Bank of America Corp. (a)	2.57%	10/20/32	438,556
500,000	Bank of America Corp. (a)	4.57%	04/27/33	497,758
3,500,000	Bank of America Corp. (a)	5.29%	04/25/34	3,640,122
1,500,000	Bank of America Corp. (a)	5.47%	01/23/35	1,577,982
500,000	Bank of America Corp. (a)	4.08%	04/23/40	457,513
1,000,000	Bank of America Corp. (a)	2.68%	06/19/41	752,333
400,000	Fifth Third Bancorp (a)	6.34%	07/27/29	425,354
500,000	JPMorgan Chase & Co. (a)	1.05%	11/19/26	480,627
500,000	JPMorgan Chase & Co. (a)	1.04%	02/04/27	478,134
500,000	JPMorgan Chase & Co. (a)	1.58%	04/22/27	479,143
1,000,000	JPMorgan Chase & Co. (a)	1.47%	09/22/27	947,565
1,000,000	JPMorgan Chase & Co. (a)	5.04%	01/23/28	1,016,851
550,000	JPMorgan Chase & Co. (a)	2.95%	02/24/28	533,505
1,000,000	JPMorgan Chase & Co. (a)	5.57%	04/22/28	1,031,202
975,000	JPMorgan Chase & Co. (a)	4.32%	04/26/28	977,173
500,000	JPMorgan Chase & Co. (a)	4.85%	07/25/28	508,819
500,000	JPMorgan Chase & Co. (a)	3.51%	01/23/29	488,399
1,000,000	JPMorgan Chase & Co. (a)	2.07%	06/01/29	925,460
1,000,000	JPMorgan Chase & Co. (a)	5.30%	07/24/29	1,034,984

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$1,000,000	JPMorgan Chase & Co. (a)	5.01%	01/23/30	$1,025,825
500,000	JPMorgan Chase & Co. (a)	3.70%	05/06/30	486,440
1,000,000	JPMorgan Chase & Co. (a)	2.58%	04/22/32	892,277
1,000,000	JPMorgan Chase & Co. (a)	2.96%	01/25/33	900,258
1,000,000	JPMorgan Chase & Co. (a)	4.91%	07/25/33	1,021,708
1,000,000	JPMorgan Chase & Co. (a)	5.35%	06/01/34	1,046,996
1,000,000	JPMorgan Chase & Co. (a)	5.34%	01/23/35	1,045,633
1,000,000	JPMorgan Chase & Co. (a)	2.53%	11/19/41	738,329
2,500,000	JPMorgan Chase Bank N.A.	5.11%	12/08/26	2,556,973
2,054,000	PNC Financial Services Group (The), Inc. (a)	5.30%	01/21/28	2,102,231
1,500,000	PNC Financial Services Group (The), Inc. (a)	5.58%	06/12/29	1,561,715
1,000,000	PNC Financial Services Group (The), Inc. (a)	5.07%	01/24/34	1,014,353
2,000,000	Truist Financial Corp. (a)	7.16%	10/30/29	2,192,637
2,000,000	US Bancorp (a)	6.79%	10/26/27	2,100,594
1,500,000	US Bancorp (a)	5.38%	01/23/30	1,558,110
1,000,000	Wells Fargo & Co. (a)	5.71%	04/22/28	1,032,758
1,000,000	Wells Fargo & Co. (a)	5.20%	01/23/30	1,031,166
1,000,000	Wells Fargo & Co. (a)	5.50%	01/23/35	1,048,671
2,000,000	Wells Fargo Bank N.A.	4.81%	01/15/26	2,015,868
2,250,000	Wells Fargo Bank N.A.	5.45%	08/07/26	2,304,975
1,000,000	Wells Fargo Bank N.A.	5.25%	12/11/26	1,025,328
				55,660,962
	Beverages – 1.2%
875,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	02/01/36	878,927
1,100,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	1,084,193
2,500,000	Anheuser-Busch InBev Worldwide, Inc.	5.00%	06/15/34	2,606,502
250,000	Anheuser-Busch InBev Worldwide, Inc.	4.35%	06/01/40	236,231
1,182,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/48	1,124,428
1,500,000	Constellation Brands, Inc.	4.80%	01/15/29	1,528,058
2,000,000	Constellation Brands, Inc.	4.90%	05/01/33	2,021,942
1,200,000	Molson Coors Beverage Co.	5.00%	05/01/42	1,175,623
				10,655,904
	Biotechnology – 1.8%
2,000,000	AbbVie, Inc.	2.95%	11/21/26	1,958,456
3,250,000	AbbVie, Inc.	4.80%	03/15/29	3,345,663
225,000	AbbVie, Inc.	5.05%	03/15/34	235,103
275,000	AbbVie, Inc.	4.40%	11/06/42	259,529
300,000	AbbVie, Inc.	4.70%	05/14/45	290,492
250,000	AbbVie, Inc.	4.88%	11/14/48	246,248
1,000,000	AbbVie, Inc.	4.25%	11/21/49	896,395
500,000	Amgen, Inc.	2.45%	02/21/30	456,825
500,000	Amgen, Inc.	5.25%	03/02/30	521,848
1,000,000	Amgen, Inc.	5.25%	03/02/33	1,041,438
750,000	Amgen, Inc.	3.15%	02/21/40	598,869
1,000,000	Amgen, Inc.	2.80%	08/15/41	757,972
3,000,000	Amgen, Inc.	5.60%	03/02/43	3,153,562
2,500,000	Amgen, Inc.	5.65%	03/02/53	2,631,705
				16,394,105
	Capital Markets – 4.5%
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.43%	03/09/27	956,782

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Markets (Continued)
$1,000,000	Goldman Sachs Group (The), Inc. (a)	1.54%	09/10/27	$948,032
1,500,000	Goldman Sachs Group (The), Inc. (a)	1.95%	10/21/27	1,430,158
950,000	Goldman Sachs Group (The), Inc. (a)	2.64%	02/24/28	913,273
5,000,000	Goldman Sachs Group (The), Inc. (a)	4.48%	08/23/28	5,027,308
500,000	Goldman Sachs Group (The), Inc. (a)	3.81%	04/23/29	490,278
500,000	Goldman Sachs Group (The), Inc. (a)	4.22%	05/01/29	497,191
500,000	Goldman Sachs Group (The), Inc.	2.60%	02/07/30	459,191
1,000,000	Goldman Sachs Group (The), Inc. (a)	5.73%	04/25/30	1,051,174
1,000,000	Goldman Sachs Group (The), Inc. (a)	1.99%	01/27/32	855,688
1,000,000	Goldman Sachs Group (The), Inc. (a)	2.62%	04/22/32	884,009
1,500,000	Goldman Sachs Group (The), Inc. (a)	2.65%	10/21/32	1,318,270
1,000,000	Goldman Sachs Group (The), Inc. (a)	2.91%	07/21/42	760,692
500,000	Goldman Sachs Group (The), Inc. (a)	3.44%	02/24/43	407,415
1,000,000	Morgan Stanley (a)	2.48%	01/21/28	960,610
3,000,000	Morgan Stanley (a)	5.65%	04/13/28	3,097,496
1,050,000	Morgan Stanley (a)	4.21%	04/20/28	1,048,089
500,000	Morgan Stanley (a)	3.77%	01/24/29	491,850
1,000,000	Morgan Stanley (a)	5.12%	02/01/29	1,025,487
2,000,000	Morgan Stanley (a)	5.16%	04/20/29	2,056,345
2,500,000	Morgan Stanley (a)	5.45%	07/20/29	2,598,448
500,000	Morgan Stanley (a)	4.43%	01/23/30	501,208
1,000,000	Morgan Stanley (a)	2.51%	10/20/32	873,183
2,000,000	Morgan Stanley (a)	5.25%	04/21/34	2,066,358
1,000,000	Morgan Stanley (a)	5.42%	07/21/34	1,043,275
500,000	Morgan Stanley (a)	4.46%	04/22/39	479,521
1,500,000	MSCI, Inc. (b)	4.00%	11/15/29	1,456,498
2,500,000	MSCI, Inc. (b)	3.88%	02/15/31	2,367,742
2,250,000	Nasdaq, Inc.	5.55%	02/15/34	2,374,530
2,350,000	Nasdaq, Inc.	5.95%	08/15/53	2,559,739
				40,999,840
	Communications Equipment – 0.9%
2,300,000	Cisco Systems, Inc.	4.80%	02/26/27	2,350,789
2,300,000	Cisco Systems, Inc.	4.85%	02/26/29	2,379,429
2,300,000	Cisco Systems, Inc.	5.05%	02/26/34	2,416,347
1,000,000	Cisco Systems, Inc.	5.30%	02/26/54	1,061,792
				8,208,357
	Construction Materials – 0.1%
1,125,000	CRH America Finance, Inc.	5.40%	05/21/34	1,174,077
	Consumer Finance – 0.5%
1,750,000	American Express Co. (a)	5.65%	04/23/27	1,784,055
2,500,000	American Express Co. (a)	5.10%	02/16/28	2,548,296
				4,332,351
	Containers & Packaging – 0.5%
4,551,000	Berry Global, Inc. (b)	5.65%	01/15/34	4,676,253
	Diversified Telecommunication Services – 1.5%
500,000	AT&T, Inc.	2.30%	06/01/27	477,560
500,000	AT&T, Inc.	1.65%	02/01/28	461,041
462,000	AT&T, Inc.	4.30%	02/15/30	461,575
500,000	AT&T, Inc.	2.75%	06/01/31	452,211
500,000	AT&T, Inc.	2.25%	02/01/32	429,313
1,392,000	AT&T, Inc.	2.55%	12/01/33	1,173,947

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Telecommunication Services (Continued)
$1,186,000	AT&T, Inc.	3.50%	09/15/53	$872,025
504,000	AT&T, Inc.	3.55%	09/15/55	368,973
1,044,000	AT&T, Inc.	3.65%	09/15/59	758,122
1,119,000	Verizon Communications, Inc.	4.02%	12/03/29	1,102,936
500,000	Verizon Communications, Inc.	1.75%	01/20/31	426,668
500,000	Verizon Communications, Inc.	2.55%	03/21/31	446,626
2,003,000	Verizon Communications, Inc.	2.36%	03/15/32	1,726,266
1,904,000	Verizon Communications, Inc. (b)	4.78%	02/15/35	1,902,036
500,000	Verizon Communications, Inc.	2.65%	11/20/40	368,633
500,000	Verizon Communications, Inc.	3.40%	03/22/41	408,588
500,000	Verizon Communications, Inc.	2.88%	11/20/50	339,427
1,000,000	Verizon Communications, Inc.	3.55%	03/22/51	774,980
1,000,000	Verizon Communications, Inc.	3.88%	03/01/52	820,425
				13,771,352
	Electric Utilities – 5.9%
1,000,000	AEP Texas, Inc.	3.45%	05/15/51	716,540
1,000,000	AEP Transmission Co., LLC	5.15%	04/01/34	1,036,855
900,000	AEP Transmission Co., LLC	4.25%	09/15/48	786,658
500,000	AEP Transmission Co., LLC	5.40%	03/15/53	518,801
2,000,000	AEP Transmission Co., LLC, Series N	2.75%	08/15/51	1,322,895
1,980,000	Alabama Power Co.	3.75%	09/01/27	1,971,171
1,000,000	Alabama Power Co.	5.85%	11/15/33	1,090,878
500,000	Alabama Power Co.	3.45%	10/01/49	385,309
1,000,000	Alabama Power Co.	3.13%	07/15/51	714,685
2,542,000	American Transmission Systems, Inc. (b)	2.65%	01/15/32	2,234,894
1,000,000	Appalachian Power Co., Series AA	2.70%	04/01/31	894,629
1,000,000	Commonwealth Edison Co.	2.55%	06/15/26	975,728
500,000	Commonwealth Edison Co.	4.90%	02/01/33	513,575
500,000	Commonwealth Edison Co.	4.00%	03/01/49	418,041
1,000,000	Commonwealth Edison Co.	5.30%	02/01/53	1,027,171
2,000,000	Duke Energy Carolinas, LLC	4.95%	01/15/33	2,062,841
1,000,000	Duke Energy Carolinas, LLC	4.85%	01/15/34	1,023,420
2,000,000	Duke Energy Carolinas, LLC	5.35%	01/15/53	2,066,707
1,000,000	Duke Energy Carolinas, LLC	5.40%	01/15/54	1,042,039
1,000,000	Duke Energy Florida, LLC	5.88%	11/15/33	1,094,826
500,000	Duke Energy Florida, LLC	6.20%	11/15/53	575,389
1,000,000	Duke Energy Progress, LLC	5.10%	03/15/34	1,043,620
1,000,000	Duke Energy Progress, LLC	4.00%	04/01/52	839,981
4,425,000	FirstEnergy Transmission, LLC (b)	4.35%	01/15/25	4,418,711
1,500,000	FirstEnergy Transmission, LLC (b)	4.55%	01/15/30	1,513,755
1,000,000	Florida Power & Light Co.	5.69%	03/01/40	1,084,483
1,250,000	Florida Power & Light Co.	5.60%	06/15/54	1,364,766
130,000	Georgia Power Co.	5.00%	02/23/27	132,887
1,500,000	Georgia Power Co.	4.65%	05/16/28	1,527,846
500,000	Indiana Michigan Power Co.	3.25%	05/01/51	359,079
1,000,000	Indiana Michigan Power Co.	5.63%	04/01/53	1,056,711
500,000	Indiana Michigan Power Co., Series L	3.75%	07/01/47	397,931
1,250,000	Northern States Power Co.	5.40%	03/15/54	1,321,531
3,000,000	Ohio Edison Co. (b)	5.50%	01/15/33	3,121,879
500,000	PECO Energy Co.	3.90%	03/01/48	420,102
4,000,000	PECO Energy Co.	4.38%	08/15/52	3,604,522
700,000	Public Service Electric and Gas Co.	5.20%	08/01/33	737,531
1,500,000	Public Service Electric and Gas Co.	5.20%	03/01/34	1,574,838
500,000	Public Service Electric and Gas Co.	5.45%	08/01/53	531,316

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$1,750,000	Public Service Electric and Gas Co.	5.45%	03/01/54	$1,860,060
4,000,000	Trans-Allegheny Interstate Line Co. (b)	3.85%	06/01/25	3,970,489
				53,355,090
	Financial Services – 0.6%
1,500,000	Fidelity National Information Services, Inc.	4.25%	05/15/28	1,490,483
1,000,000	Fiserv, Inc.	3.20%	07/01/26	982,072
333,000	Fiserv, Inc.	5.38%	08/21/28	346,074
500,000	Fiserv, Inc.	3.50%	07/01/29	483,245
250,000	Fiserv, Inc.	2.65%	06/01/30	227,870
1,000,000	Fiserv, Inc.	5.63%	08/21/33	1,059,676
500,000	Fiserv, Inc.	4.40%	07/01/49	442,339
				5,031,759
	Food Products – 1.2%
2,000,000	Campbell Soup Co.	5.40%	03/21/34	2,098,072
2,000,000	Conagra Brands, Inc.	5.30%	11/01/38	2,008,903
2,500,000	Kraft Heinz Foods Co.	3.00%	06/01/26	2,449,623
2,250,000	Kraft Heinz Foods Co.	5.50%	06/01/50	2,316,453
2,250,000	Mondelez International, Inc.	4.75%	08/28/34	2,268,282
				11,141,333
	Ground Transportation – 0.9%
3,000,000	CSX Corp.	4.10%	11/15/32	2,952,658
1,000,000	CSX Corp.	5.20%	11/15/33	1,055,061
1,500,000	CSX Corp.	4.50%	11/15/52	1,388,720
2,500,000	Union Pacific Corp.	4.95%	05/15/53	2,509,543
				7,905,982
	Health Care Equipment & Supplies – 0.9%
2,350,000	Abbott Laboratories	4.90%	11/30/46	2,394,380
1,000,000	Alcon Finance Corp. (b)	5.38%	12/06/32	1,046,064
1,150,000	Becton Dickinson & Co.	5.11%	02/08/34	1,183,531
1,342,000	Solventum Corp. (b)	5.45%	02/25/27	1,369,892
1,000,000	Solventum Corp. (b)	5.40%	03/01/29	1,029,100
1,200,000	Solventum Corp. (b)	5.90%	04/30/54	1,243,942
				8,266,909
	Health Care Providers & Services – 4.3%
1,143,000	Centene Corp.	4.25%	12/15/27	1,123,502
2,000,000	Centene Corp.	2.45%	07/15/28	1,843,560
1,000,000	Centene Corp.	2.50%	03/01/31	860,376
1,200,000	Cigna (The) Group	4.38%	10/15/28	1,204,963
1,150,000	Cigna (The) Group	5.00%	05/15/29	1,184,789
1,100,000	Cigna (The) Group	5.40%	03/15/33	1,154,651
1,150,000	Cigna (The) Group	5.25%	02/15/34	1,191,300
1,500,000	Cigna (The) Group	4.90%	12/15/48	1,413,633
1,150,000	Cigna (The) Group	5.60%	02/15/54	1,188,388
800,000	CVS Health Corp.	1.75%	08/21/30	681,551
1,000,000	CVS Health Corp.	5.25%	02/21/33	1,022,102
500,000	CVS Health Corp.	2.70%	08/21/40	355,262
1,250,000	CVS Health Corp.	5.05%	03/25/48	1,141,738
1,500,000	CVS Health Corp.	5.63%	02/21/53	1,481,262
1,000,000	Elevance Health, Inc.	3.60%	03/15/51	771,760
500,000	Elevance Health, Inc.	4.55%	05/15/52	446,561

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Providers & Services (Continued)
$1,000,000	Elevance Health, Inc.	6.10%	10/15/52	$1,111,890
1,000,000	HCA, Inc.	2.38%	07/15/31	865,085
2,500,000	HCA, Inc.	5.50%	06/01/33	2,596,944
2,500,000	HCA, Inc.	3.50%	07/15/51	1,802,762
2,500,000	HCA, Inc.	5.90%	06/01/53	2,609,720
1,000,000	HCA, Inc.	3.13%	03/15/27	972,095
2,500,000	UnitedHealth Group, Inc.	5.25%	02/15/28	2,602,249
3,500,000	UnitedHealth Group, Inc.	5.30%	02/15/30	3,691,820
1,000,000	UnitedHealth Group, Inc.	5.35%	02/15/33	1,062,601
2,000,000	UnitedHealth Group, Inc.	5.88%	02/15/53	2,216,174
1,000,000	UnitedHealth Group, Inc.	6.05%	02/15/63	1,133,190
500,000	UnitedHealth Group, Inc.	5.20%	04/15/63	500,878
500,000	Universal Health Services, Inc.	2.65%	10/15/30	446,189
1,000,000	Universal Health Services, Inc.	2.65%	01/15/32	861,031
				39,538,026
	Hotels, Restaurants & Leisure – 0.3%
2,500,000	McDonald’s Corp.	5.45%	08/14/53	2,608,653
	Industrial Conglomerates – 0.3%
2,400,000	Honeywell International, Inc.	5.25%	03/01/54	2,505,004
	Insurance – 2.0%
2,500,000	Aon North America, Inc.	5.13%	03/01/27	2,558,198
182,000	Aon North America, Inc.	5.15%	03/01/29	188,083
2,300,000	Aon North America, Inc.	5.75%	03/01/54	2,438,463
1,000,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	1,048,404
2,000,000	Arthur J. Gallagher & Co.	6.50%	02/15/34	2,234,253
1,000,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	1,046,399
1,000,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	1,178,966
438,000	Arthur J. Gallagher & Co.	5.75%	07/15/54	457,969
2,750,000	Brown & Brown, Inc.	5.65%	06/11/34	2,886,678
2,500,000	Brown & Brown, Inc.	4.95%	03/17/52	2,291,087
1,000,000	Marsh & McLennan Cos., Inc.	6.25%	11/01/52	1,166,736
1,115,000	Marsh & McLennan Cos., Inc.	5.45%	03/15/54	1,157,871
				18,653,107
	Life Sciences Tools & Services – 0.9%
2,000,000	IQVIA, Inc.	5.70%	05/15/28	2,078,774
250,000	IQVIA, Inc.	6.25%	02/01/29	265,927
3,775,000	Thermo Fisher Scientific, Inc.	4.80%	11/21/27	3,875,989
500,000	Thermo Fisher Scientific, Inc.	4.95%	11/21/32	520,938
2,000,000	Thermo Fisher Scientific, Inc.	2.80%	10/15/41	1,527,688
				8,269,316
	Machinery – 0.7%
3,500,000	Caterpillar Financial Services Corp.	5.05%	02/27/26	3,553,935
1,000,000	Caterpillar Financial Services Corp.	4.50%	01/08/27	1,014,255
1,500,000	Caterpillar Financial Services Corp.	4.85%	02/27/29	1,552,621
				6,120,811
	Media – 1.0%
2,000,000	Comcast Corp.	5.35%	11/15/27	2,081,014
1,000,000	Comcast Corp.	4.55%	01/15/29	1,017,754
1,500,000	Comcast Corp.	5.50%	11/15/32	1,606,465
500,000	Comcast Corp.	3.25%	11/01/39	409,226

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$1,000,000	Comcast Corp.	3.75%	04/01/40	$866,168
500,000	Comcast Corp.	4.00%	08/15/47	421,094
500,000	Comcast Corp.	3.45%	02/01/50	378,774
2,250,000	Comcast Corp.	5.35%	05/15/53	2,303,042
543,000	Comcast Corp.	2.94%	11/01/56	355,218
				9,438,755
	Multi-Utilities – 0.2%
2,000,000	Consolidated Edison Co. of New York, Inc.	6.15%	11/15/52	2,288,335
	Oil, Gas & Consumable Fuels – 0.9%
500,000	BP Capital Markets America, Inc.	3.41%	02/11/26	496,000
500,000	BP Capital Markets America, Inc.	3.94%	09/21/28	497,158
1,000,000	BP Capital Markets America, Inc.	4.70%	04/10/29	1,020,819
500,000	BP Capital Markets America, Inc.	1.75%	08/10/30	436,484
2,500,000	BP Capital Markets America, Inc.	2.72%	01/12/32	2,228,984
500,000	BP Capital Markets America, Inc.	4.81%	02/13/33	506,886
500,000	BP Capital Markets America, Inc.	4.99%	04/10/34	511,072
1,000,000	BP Capital Markets America, Inc.	3.06%	06/17/41	777,263
1,000,000	BP Capital Markets America, Inc.	3.00%	03/17/52	687,013
500,000	Sabine Pass Liquefaction, LLC	5.00%	03/15/27	506,646
250,000	Sabine Pass Liquefaction, LLC	4.20%	03/15/28	248,730
				7,917,055
	Pharmaceuticals – 1.0%
4,600,000	AstraZeneca Finance, LLC	4.80%	02/26/27	4,690,543
500,000	AstraZeneca Finance, LLC	1.75%	05/28/28	461,789
1,850,000	AstraZeneca Finance, LLC	4.85%	02/26/29	1,908,430
1,000,000	AstraZeneca Finance, LLC	2.25%	05/28/31	887,216
750,000	AstraZeneca Finance, LLC	5.00%	02/26/34	783,519
				8,731,497
	Professional Services – 0.3%
2,500,000	Verisk Analytics, Inc.	5.25%	06/05/34	2,583,497
	Semiconductors & Semiconductor Equipment – 0.6%
500,000	Broadcom, Inc. (b)	1.95%	02/15/28	464,424
500,000	Broadcom, Inc.	4.75%	04/15/29	508,081
500,000	Broadcom, Inc. (b)	2.45%	02/15/31	443,233
1,250,000	Broadcom, Inc.	4.30%	11/15/32	1,228,215
250,000	Broadcom, Inc. (b)	2.60%	02/15/33	214,412
383,000	Broadcom, Inc. (b)	3.42%	04/15/33	348,121
500,000	Broadcom, Inc. (b)	3.47%	04/15/34	450,444
642,000	Broadcom, Inc. (b)	4.93%	05/15/37	641,743
500,000	Broadcom, Inc. (b)	3.50%	02/15/41	411,469
500,000	Broadcom, Inc. (b)	3.75%	02/15/51	397,797
				5,107,939
	Software – 3.4%
2,250,000	Atlassian Corp.	5.25%	05/15/29	2,327,385
2,250,000	Atlassian Corp.	5.50%	05/15/34	2,355,650
50,000	Cadence Design Systems, Inc.	4.30%	09/10/29	50,211
2,997,000	CrowdStrike Holdings, Inc.	3.00%	02/15/29	2,776,527
787,000	Oracle Corp.	5.80%	11/10/25	799,557
1,000,000	Oracle Corp.	4.50%	05/06/28	1,012,739
2,250,000	Oracle Corp.	6.15%	11/09/29	2,434,909

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Software (Continued)
$1,500,000	Oracle Corp.	4.65%	05/06/30	$1,530,329
2,500,000	Oracle Corp.	6.25%	11/09/32	2,767,133
500,000	Oracle Corp.	4.90%	02/06/33	509,438
500,000	Oracle Corp.	6.50%	04/15/38	569,087
1,900,000	Oracle Corp.	5.38%	07/15/40	1,939,048
500,000	Oracle Corp.	3.65%	03/25/41	413,637
500,000	Oracle Corp.	3.60%	04/01/50	380,982
500,000	Oracle Corp.	3.95%	03/25/51	402,704
2,000,000	Oracle Corp.	6.90%	11/09/52	2,412,396
1,000,000	Oracle Corp.	5.55%	02/06/53	1,024,219
45,000	Roper Technologies, Inc.	4.50%	10/15/29	45,298
1,000,000	Roper Technologies, Inc.	4.90%	10/15/34	1,007,395
3,750,000	Salesforce, Inc.	3.70%	04/11/28	3,729,945
1,250,000	Salesforce, Inc.	2.70%	07/15/41	945,914
2,000,000	Salesforce, Inc.	2.90%	07/15/51	1,397,373
				30,831,876
	Specialty Retail – 0.4%
2,500,000	Home Depot (The), Inc.	4.88%	06/25/27	2,565,432
500,000	Home Depot (The), Inc.	4.90%	04/15/29	518,267
937,000	Home Depot (The), Inc.	4.75%	06/25/29	966,117
				4,049,816
	Trading Companies & Distributors – 0.2%
1,000,000	Ashtead Capital, Inc. (b)	5.95%	10/15/33	1,053,935
1,000,000	Ashtead Capital, Inc. (b)	5.80%	04/15/34	1,045,731
				2,099,666
	Water Utilities – 0.8%
4,500,000	American Water Capital Corp.	5.15%	03/01/34	4,695,527
2,500,000	American Water Capital Corp.	5.45%	03/01/54	2,628,539
				7,324,066
	Wireless Telecommunication Services – 1.6%
1,000,000	T-Mobile USA, Inc.	1.50%	02/15/26	961,992
500,000	T-Mobile USA, Inc.	3.75%	04/15/27	494,074
2,000,000	T-Mobile USA, Inc.	4.75%	02/01/28	2,003,513
750,000	T-Mobile USA, Inc.	2.05%	02/15/28	698,823
2,500,000	T-Mobile USA, Inc.	4.85%	01/15/29	2,553,296
750,000	T-Mobile USA, Inc.	2.55%	02/15/31	668,675
500,000	T-Mobile USA, Inc.	2.25%	11/15/31	431,566
1,500,000	T-Mobile USA, Inc.	5.20%	01/15/33	1,554,896
1,000,000	T-Mobile USA, Inc.	5.15%	04/15/34	1,030,567
1,500,000	T-Mobile USA, Inc.	3.00%	02/15/41	1,152,697
1,000,000	T-Mobile USA, Inc.	3.30%	02/15/51	726,523
1,500,000	T-Mobile USA, Inc.	5.65%	01/15/53	1,578,627
1,000,000	T-Mobile USA, Inc.	5.80%	09/15/62	1,062,250
				14,917,499
	Total Corporate Bonds and Notes			437,776,372
	(Cost $438,548,166)
FOREIGN CORPORATE BONDS AND NOTES – 3.6%
	Banks – 0.6%
2,500,000	Barclays PLC (a)	6.50%	09/13/27	2,590,279
1,250,000	Toronto-Dominion (The) Bank	4.98%	04/05/27	1,275,714

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$1,250,000	Toronto-Dominion (The) Bank	4.99%	04/05/29	$1,288,609
				5,154,602
	Biotechnology – 0.0%
500,000	CSL Finance PLC (b)	4.75%	04/27/52	469,310
	Capital Markets – 0.4%
1,000,000	UBS AG	5.80%	09/11/25	1,014,201
500,000	UBS Group AG (a) (b)	1.36%	01/30/27	478,730
1,250,000	UBS Group AG (a) (b)	1.49%	08/10/27	1,181,567
1,000,000	UBS Group AG (a) (b)	5.70%	02/08/35	1,055,969
				3,730,467
	Construction Materials – 0.1%
1,125,000	CRH SMW Finance DAC	5.20%	05/21/29	1,164,503
	Consumer Staples Distribution & Retail – 0.3%
1,150,000	Alimentation Couche-Tard, Inc. (b)	5.27%	02/12/34	1,172,247
1,150,000	Alimentation Couche-Tard, Inc. (b)	5.62%	02/12/54	1,181,991
				2,354,238
	Containers & Packaging – 0.4%
1,000,000	CCL Industries, Inc. (b)	3.25%	10/01/26	976,555
2,500,000	Smurfit Kappa Treasury ULC (b)	5.44%	04/03/34	2,608,630
				3,585,185
	Insurance – 0.2%
2,000,000	Aon Corp./Aon Global Holdings PLC	5.35%	02/28/33	2,090,925
	Life Sciences Tools & Services – 0.5%
2,000,000	Icon Investments Six DAC	5.81%	05/08/27	2,064,112
1,250,000	Icon Investments Six DAC	5.85%	05/08/29	1,314,233
1,250,000	Icon Investments Six DAC	6.00%	05/08/34	1,330,380
				4,708,725
	Oil, Gas & Consumable Fuels – 0.2%
1,377,000	Enbridge, Inc.	5.90%	11/15/26	1,422,415
	Pharmaceuticals – 0.5%
1,000,000	AstraZeneca PLC	3.00%	05/28/51	730,094
2,000,000	Pfizer Investment Enterprises Pte. Ltd.	5.11%	05/19/43	2,037,685
1,000,000	Pfizer Investment Enterprises Pte. Ltd.	5.30%	05/19/53	1,035,461
1,000,000	Pfizer Investment Enterprises Pte. Ltd.	5.34%	05/19/63	1,028,110
				4,831,350
	Semiconductors & Semiconductor Equipment – 0.1%
500,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.88%	01/15/27	496,732
	Software – 0.3%
1,125,000	Constellation Software, Inc. (b)	5.16%	02/16/29	1,160,621
1,125,000	Constellation Software, Inc. (b)	5.46%	02/16/34	1,176,745
				2,337,366
	Total Foreign Corporate Bonds and Notes			32,345,818
	(Cost $31,721,091)

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES – 0.1%
$897,000	U.S. Treasury Note	3.63%	08/31/29	$899,803
	(Cost $903,946)

Shares	Description	Value
COMMON STOCKS – 47.3%
	Aerospace & Defense – 0.6%
9,467	General Dynamics Corp.	2,860,927
15,750	Woodward, Inc.	2,701,283
		5,562,210
	Air Freight & Logistics – 0.6%
22,008	Expeditors International of Washington, Inc.	2,891,851
20,071	United Parcel Service, Inc., Class B	2,736,480
		5,628,331
	Banks – 5.4%
23,306	BancFirst Corp.	2,452,956
66,988	Bank OZK	2,879,814
10,858	City Holding Co.	1,274,621
49,239	Commerce Bancshares, Inc.	2,924,797
27,026	Cullen/Frost Bankers, Inc.	3,023,128
37,505	East West Bancorp, Inc.	3,103,164
150,165	First BanCorp	3,178,993
92,938	First Commonwealth Financial Corp.	1,593,887
93,009	First Financial Bankshares, Inc.	3,442,263
57,423	Hancock Whitney Corp.	2,938,335
114,630	Home BancShares, Inc.	3,105,327
48,007	International Bancshares Corp.	2,870,339
16,362	Lakeland Financial Corp.	1,065,493
30,645	National Bank Holdings Corp., Class A	1,290,155
23,546	OFG Bancorp	1,057,686
31,058	Popular, Inc.	3,114,186
18,687	Preferred Bank	1,499,632
44,921	Prosperity Bancshares, Inc.	3,237,456
137,053	Regions Financial Corp.	3,197,446
45,573	Towne Bank	1,506,643
		48,756,321
	Beverages – 0.3%
16,653	PepsiCo, Inc.	2,831,843
	Building Products – 0.4%
10,351	CSW Industrials, Inc.	3,792,503
	Capital Markets – 3.4%
6,431	Ameriprise Financial, Inc.	3,021,348
16,149	Cboe Global Markets, Inc.	3,308,446
13,969	CME Group, Inc.	3,082,260
83,533	Federated Hermes, Inc.	3,071,508
20,366	Houlihan Lokey, Inc.	3,218,235
22,404	Interactive Brokers Group, Inc., Class A	3,122,222
25,451	PJT Partners, Inc., Class A	3,393,636
22,218	Raymond James Financial, Inc.	2,720,816
42,455	SEI Investments Co.	2,937,462

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
32,640	Stifel Financial Corp.	$3,064,896
		30,940,829
	Chemicals – 0.6%
22,222	Innospec, Inc.	2,513,086
5,328	NewMarket Corp.	2,940,470
		5,453,556
	Commercial Services & Supplies – 1.1%
41,602	Brady Corp., Class A	3,187,961
15,690	Cintas Corp.	3,230,257
16,012	UniFirst Corp.	3,180,784
		9,599,002
	Construction & Engineering – 0.4%
7,525	EMCOR Group, Inc.	3,239,738
	Construction Materials – 0.2%
22,082	United States Lime & Minerals, Inc.	2,156,528
	Consumer Staples Distribution & Retail – 0.9%
7,197	Casey’s General Stores, Inc.	2,703,985
55,007	Kroger (The) Co.	3,151,901
20,114	PriceSmart, Inc.	1,846,063
		7,701,949
	Distributors – 0.3%
19,856	Genuine Parts Co.	2,773,486
	Electric Utilities – 0.3%
31,357	Otter Tail Corp.	2,450,863
	Electrical Equipment – 0.3%
16,475	AMETEK, Inc.	2,828,922
	Electronic Equipment, Instruments & Components – 1.3%
40,768	Amphenol Corp., Class A	2,656,443
53,341	Avnet, Inc.	2,896,950
14,740	Badger Meter, Inc.	3,219,363
18,259	TE Connectivity PLC	2,756,926
		11,529,682
	Financial Services – 2.0%
48,880	Essent Group Ltd.	3,142,495
6,224	Mastercard, Inc., Class A	3,073,411
127,449	MGIC Investment Corp.	3,262,695
88,315	Radian Group, Inc.	3,063,647
10,463	Visa, Inc., Class A	2,876,802
38,601	Voya Financial, Inc.	3,057,971
		18,477,021
	Food Products – 1.9%
45,434	Archer-Daniels-Midland Co.	2,714,227
25,725	Bunge Global S.A.	2,486,064
43,418	General Mills, Inc.	3,206,419
14,940	Hershey (The) Co.	2,865,193
23,944	Ingredion, Inc.	3,290,624

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
41,970	Mondelez International, Inc., Class A	$3,091,930
		17,654,457
	Gas Utilities – 0.3%
50,682	National Fuel Gas Co.	3,071,836
	Ground Transportation – 1.3%
17,166	JB Hunt Transport Services, Inc.	2,958,217
14,890	Landstar System, Inc.	2,812,274
15,553	Old Dominion Freight Line, Inc.	3,089,448
113,683	Schneider National, Inc., Class B	3,244,513
		12,104,452
	Health Care Equipment & Supplies – 0.3%
26,432	Abbott Laboratories	3,013,512
	Health Care Providers & Services – 1.3%
5,063	Chemed Corp.	3,042,711
5,069	Elevance Health, Inc.	2,635,880
22,206	Ensign Group (The), Inc.	3,193,667
5,395	UnitedHealth Group, Inc.	3,154,349
		12,026,607
	Hotel & Resort REITs – 0.3%
188,895	Apple Hospitality REIT, Inc.	2,805,091
	Hotels, Restaurants & Leisure – 1.0%
18,150	Darden Restaurants, Inc.	2,978,959
15,995	Texas Roadhouse, Inc.	2,824,717
161,942	Wendy’s (The) Co.	2,837,224
		8,640,900
	Household Durables – 0.4%
18,328	Lennar Corp., Class A	3,436,133
	Household Products – 0.3%
16,654	Procter & Gamble (The) Co.	2,884,473
	Insurance – 6.6%
30,752	Aflac, Inc.	3,438,073
22,326	American Financial Group, Inc.	3,005,080
36,996	American International Group, Inc.	2,709,217
30,717	Brown & Brown, Inc.	3,182,281
10,766	Chubb Ltd.	3,104,807
23,255	Cincinnati Financial Corp.	3,165,470
59,616	CNA Financial Corp.	2,917,607
27,898	Employers Holdings, Inc.	1,338,267
7,208	Everest Group Ltd.	2,824,311
33,381	Globe Life, Inc.	3,535,382
27,316	Hartford Financial Services Group (The), Inc.	3,212,635
13,034	Marsh & McLennan Cos., Inc.	2,907,755
88,885	Old Republic International Corp.	3,148,307
11,611	Primerica, Inc.	3,078,657
35,011	Principal Financial Group, Inc.	3,007,445
19,523	RLI Corp.	3,025,674
29,271	Selective Insurance Group, Inc.	2,730,984
13,507	Travelers (The) Cos., Inc.	3,162,259
53,738	Unum Group	3,194,187

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
52,426	W.R. Berkley Corp.	$2,974,127
		59,662,525
	IT Services – 0.7%
9,051	Accenture PLC, Class A	3,199,348
40,390	Cognizant Technology Solutions Corp., Class A	3,117,300
		6,316,648
	Life Sciences Tools & Services – 0.3%
4,968	Thermo Fisher Scientific, Inc.	3,073,056
	Machinery – 3.6%
7,352	Deere & Co.	3,068,210
38,381	Donaldson Co., Inc.	2,828,680
28,515	Franklin Electric Co., Inc.	2,988,942
34,644	Graco, Inc.	3,031,696
13,651	IDEX Corp.	2,928,140
48,235	Mueller Industries, Inc.	3,574,214
11,841	Nordson Corp.	3,109,802
25,385	Oshkosh Corp.	2,543,831
26,680	PACCAR, Inc.	2,632,782
10,508	Snap-on, Inc.	3,044,273
14,975	Watts Water Technologies, Inc., Class A	3,102,670
		32,853,240
	Media – 0.7%
94,416	Interpublic Group of (The) Cos., Inc.	2,986,378
197,024	TEGNA, Inc.	3,109,039
		6,095,417
	Metals & Mining – 0.3%
9,618	Reliance, Inc.	2,781,622
	Oil, Gas & Consumable Fuels – 1.7%
33,415	Chesapeake Energy Corp.	2,748,384
17,559	Chevron Corp.	2,585,914
16,380	Chord Energy Corp.	2,133,167
24,013	ConocoPhillips	2,528,089
21,821	EOG Resources, Inc.	2,682,456
46,449	International Seaways, Inc.	2,394,910
		15,072,920
	Pharmaceuticals – 0.3%
18,793	Johnson & Johnson	3,045,593
	Professional Services – 2.3%
19,659	Amentum Holdings, Inc. (c)	634,003
11,506	Automatic Data Processing, Inc.	3,184,055
8,220	CRA International, Inc.	1,441,130
85,324	Genpact Ltd.	3,345,554
19,659	Jacobs Solutions, Inc.	2,573,363
11,148	Kforce, Inc.	685,045
40,907	Korn Ferry	3,077,843
23,166	Paychex, Inc.	3,108,646
42,928	Robert Half, Inc.	2,893,776
		20,943,415

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 0.3%
14,119	Texas Instruments, Inc.	$2,916,562
	Software – 0.6%
34,666	Dolby Laboratories, Inc., Class A	2,652,989
6,144	Microsoft Corp.	2,643,763
		5,296,752
	Specialized REITs – 0.7%
9,550	Public Storage	3,474,959
95,898	VICI Properties, Inc.	3,194,362
		6,669,321
	Specialty Retail – 1.7%
32,584	Best Buy Co., Inc.	3,365,927
5,849	Murphy USA, Inc.	2,882,797
18,430	Penske Automotive Group, Inc.	2,993,401
24,945	TJX (The) Cos., Inc.	2,932,035
10,173	Tractor Supply Co.	2,959,631
		15,133,791
	Textiles, Apparel & Luxury Goods – 1.0%
44,319	Carter’s, Inc.	2,879,848
34,732	Columbia Sportswear Co.	2,889,355
64,931	Steven Madden Ltd.	3,180,970
		8,950,173
	Trading Companies & Distributors – 1.3%
43,705	Fastenal Co.	3,121,411
34,630	MSC Industrial Direct Co., Inc., Class A	2,980,258
53,880	Rush Enterprises, Inc., Class A	2,846,480
5,930	Watsco, Inc.	2,916,849
		11,864,998
	Total Common Stocks	430,036,278
	(Cost $351,530,565)
MONEY MARKET FUNDS – 0.4%
3,917,920	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.76% (d)	3,917,920
	(Cost $3,917,920)

Total Investments – 99.5%	904,976,191
(Cost $826,621,688)

Net Other Assets and Liabilities – 0.5%	4,240,451
Net Assets – 100.0%	$909,216,642

(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2024.
At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At September 30, 2024, securities noted as such amounted to $47,284,929 or 5.2% of net assets.

(c)	Non-income producing security.
(d)	Rate shown reflects yield as of September 30, 2024.

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Other Information section):
	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$437,776,372	$—	$437,776,372	$—
Foreign Corporate Bonds and Notes*	32,345,818	—	32,345,818	—
U.S. Government Bonds and Notes	899,803	—	899,803	—
Common Stocks*	430,036,278	430,036,278	—	—
Money Market Funds	3,917,920	3,917,920	—	—
Total Investments	$904,976,191	$433,954,198	$471,021,993	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Income Allocation Portfolio
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 49.4%
	Capital Markets – 49.4%
72,894	First Trust Institutional Preferred Securities and Income ETF (a)	$1,390,089
36,234	First Trust Intermediate Government Opportunities ETF (a)	756,204
20,516	First Trust Limited Duration Investment Grade Corporate ETF (a)	393,907
24,783	First Trust Preferred Securities and Income ETF (a)	448,572
50,514	First Trust Senior Loan ETF (a)	2,318,087
39,239	First Trust Tactical High Yield ETF (a)	1,646,468
300	iShares 20+ Year Treasury Bond ETF	29,430
158	iShares 3-7 Year Treasury Bond ETF	18,898
14,753	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,666,794
7,500	iShares MBS ETF	718,575
	Total Exchange-Traded Funds	9,387,024
	(Cost $9,093,568)
COMMON STOCKS (b) – 36.2%
	Aerospace & Defense – 0.3%
111	Northrop Grumman Corp.	58,616
	Banks – 0.6%
581	JPMorgan Chase & Co.	122,510
	Beverages – 0.2%
271	PepsiCo, Inc.	46,084
	Capital Markets – 0.4%
423	Intercontinental Exchange, Inc.	67,951
	Construction & Engineering – 0.1%
76	Quanta Services, Inc.	22,659
	Consumer Finance – 0.4%
291	American Express Co.	78,919
	Consumer Staples Distribution & Retail – 0.7%
284	Target Corp.	44,264
1,039	Walmart, Inc.	83,899
		128,163
	Containers & Packaging – 0.2%
155	Packaging Corp. of America	33,387
	Diversified REITs – 0.6%
3,422	Essential Properties Realty Trust, Inc.	116,861
	Electric Utilities – 1.6%
535	Alliant Energy Corp.	32,469
422	American Electric Power Co., Inc.	43,297
186	Duke Energy Corp.	21,446
255	Entergy Corp.	33,561
538	Evergy, Inc.	33,361
464	Fortis, Inc. (CAD)	21,082
102	IDACORP, Inc.	10,515
266	NextEra Energy, Inc.	22,485
1,306	PPL Corp.	43,203
122	Southern (The) Co.	11,002
511	Xcel Energy, Inc.	33,368
		305,789
	Electrical Equipment – 0.3%
148	Eaton Corp PLC	49,053

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Energy Equipment & Services – 0.2%
1,580	Archrock, Inc.	$31,979
	Financial Services – 0.4%
276	Visa, Inc., Class A	75,886
	Food Products – 0.7%
2,308	Conagra Brands, Inc.	75,056
673	Mondelez International, Inc., Class A	49,580
		124,636
	Gas Utilities – 0.8%
841	AltaGas Ltd. (CAD)	20,819
349	Atmos Energy Corp.	48,410
886	National Fuel Gas Co.	53,700
387	ONE Gas, Inc.	28,801
		151,730
	Ground Transportation – 0.2%
172	Union Pacific Corp.	42,395
	Health Care Equipment & Supplies – 0.2%
339	Abbott Laboratories	38,649
	Health Care Providers & Services – 0.7%
305	Cencora, Inc.	68,650
112	UnitedHealth Group, Inc.	65,484
		134,134
	Health Care REITs – 3.1%
3,786	CareTrust REIT, Inc.	116,836
4,961	Healthpeak Properties, Inc.	113,458
2,785	Omega Healthcare Investors, Inc.	113,350
6,501	Sabra Health Care REIT, Inc.	120,984
1,880	Ventas, Inc.	120,564
		585,192
	Hotel & Resort REITs – 1.2%
6,247	Host Hotels & Resorts, Inc.	109,947
1,071	Ryman Hospitality Properties, Inc.	114,854
		224,801
	Hotels, Restaurants & Leisure – 0.6%
252	McDonald’s Corp.	76,737
386	Starbucks Corp.	37,631
		114,368
	Independent Power & Renewable Electricity Producers – 0.3%
1,614	AES (The) Corp.	32,377
756	Clearway Energy, Inc., Class A	21,523
		53,900
	Industrial Conglomerates – 0.1%
103	Honeywell International, Inc.	21,291
	Industrial REITs – 1.7%
599	EastGroup Properties, Inc.	111,905
878	Prologis, Inc.	110,874

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Industrial REITs (Continued)
2,748	STAG Industrial, Inc.	$107,419
		330,198
	Insurance – 0.6%
569	Brown & Brown, Inc.	58,948
209	Chubb Ltd.	60,274
		119,222
	IT Services – 0.4%
203	Accenture PLC, Class A	71,756
	Machinery – 0.7%
187	Caterpillar, Inc.	73,140
98	Parker-Hannifin Corp.	61,918
		135,058
	Media – 0.1%
470	Comcast Corp., Class A	19,632
	Multi-Utilities – 2.0%
133	Ameren Corp.	11,632
952	Atco Ltd., Class I (CAD)	33,717
751	CenterPoint Energy, Inc.	22,094
318	CMS Energy Corp.	22,460
193	Dominion Energy, Inc.	11,154
171	DTE Energy Co.	21,958
1,634	Public Service Enterprise Group, Inc.	145,769
896	Sempra	74,933
339	WEC Energy Group, Inc.	32,605
		376,322
	Oil, Gas & Consumable Fuels – 3.6%
143	Cheniere Energy, Inc.	25,717
775	ConocoPhillips	81,592
949	DT Midstream, Inc.	74,648
826	Enbridge, Inc.	33,544
856	Exxon Mobil Corp.	100,340
1,061	Keyera Corp. (CAD)	33,083
3,197	Kinder Morgan, Inc.	70,622
1,411	ONEOK, Inc.	128,584
582	Targa Resources Corp.	86,142
747	TC Energy Corp.	35,520
443	Williams (The) Cos., Inc.	20,223
		690,015
	Pharmaceuticals – 1.0%
684	AstraZeneca PLC, ADR	53,290
277	Johnson & Johnson	44,891
492	Merck & Co., Inc.	55,872
1,445	Pfizer, Inc.	41,818
		195,871
	Residential REITs – 1.7%
489	AvalonBay Communities, Inc.	110,147
1,429	Equity Residential	106,403
2,972	Invitation Homes, Inc.	104,793
		321,343

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (b) (Continued)
	Retail REITs – 2.4%
4,124	Brixmor Property Group, Inc.	$114,895
4,763	Kimco Realty Corp.	110,597
4,228	Kite Realty Group Trust	112,296
667	Simon Property Group, Inc.	112,736
		450,524
	Semiconductors & Semiconductor Equipment – 1.4%
655	Broadcom, Inc.	112,988
466	QUALCOMM, Inc.	79,243
418	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	72,594
		264,825
	Software – 1.7%
236	Microsoft Corp.	101,551
768	Oracle Corp.	130,867
394	SAP SE, ADR	90,265
		322,683
	Specialized REITs – 4.2%
483	American Tower Corp.	112,326
736	Digital Realty Trust, Inc.	119,107
131	Equinix, Inc.	116,280
2,041	Gaming and Leisure Properties, Inc.	105,009
1,024	Iron Mountain, Inc.	121,682
336	Public Storage	122,260
3,263	VICI Properties, Inc.	108,691
		805,355
	Specialty Retail – 0.5%
742	TJX (The) Cos., Inc.	87,215
	Technology Hardware, Storage & Peripherals – 0.2%
171	Apple, Inc.	39,843
	Water Utilities – 0.1%
545	Essential Utilities, Inc.	21,021
	Total Common Stocks	6,879,836
	(Cost $5,503,802)
MASTER LIMITED PARTNERSHIPS – 3.6%
	Chemicals – 0.1%
1,158	Westlake Chemical Partners, L.P.	25,951
	Independent Power & Renewable Electricity Producers – 0.1%
807	NextEra Energy Partners, L.P. (c)	22,289
	Oil, Gas & Consumable Fuels – 3.4%
745	Cheniere Energy Partners, L.P.	36,296
9,230	Energy Transfer, L.P.	148,142
7,251	Enterprise Products Partners, L.P.	211,077
698	Hess Midstream, L.P., Class A (c)	24,618
2,464	MPLX, L.P.	109,549
4,401	Plains GP Holdings, L.P., Class A	81,419

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
567	Sunoco, L.P.	$30,437
		641,538
	Total Master Limited Partnerships	689,778
	(Cost $569,891)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES – 8.6%
$39,713	U.S. Treasury Inflation Indexed Bond (d)	0.63%	01/15/26	38,955
47,976	U.S. Treasury Inflation Indexed Bond (d)	0.13%	04/15/26	46,649
47,240	U.S. Treasury Inflation Indexed Bond (d)	0.13%	07/15/26	46,057
43,741	U.S. Treasury Inflation Indexed Bond (d)	0.13%	10/15/26	42,540
50,783	U.S. Treasury Inflation Indexed Bond (d)	0.38%	01/15/27	49,347
26,515	U.S. Treasury Inflation Indexed Bond (d)	2.38%	01/15/27	26,955
44,561	U.S. Treasury Inflation Indexed Bond (d)	0.13%	04/15/27	42,906
48,862	U.S. Treasury Inflation Indexed Bond (d)	0.38%	07/15/27	47,523
42,473	U.S. Treasury Inflation Indexed Bond (d)	1.63%	10/15/27	42,761
49,732	U.S. Treasury Inflation Indexed Bond (d)	0.50%	01/15/28	48,163
24,023	U.S. Treasury Inflation Indexed Bond (d)	1.75%	01/15/28	24,224
42,994	U.S. Treasury Inflation Indexed Bond (d)	1.25%	04/15/28	42,599
35,005	U.S. Treasury Inflation Indexed Bond (d)	3.63%	04/15/28	37,523
46,363	U.S. Treasury Inflation Indexed Bond (d)	0.75%	07/15/28	45,346
44,158	U.S. Treasury Inflation Indexed Bond (d)	2.38%	10/15/28	45,872
46,091	U.S. Treasury Inflation Indexed Bond (d)	0.88%	01/15/29	45,008
21,975	U.S. Treasury Inflation Indexed Bond (d)	2.50%	01/15/29	22,925
45,761	U.S. Treasury Inflation Indexed Bond (d)	2.13%	04/15/29	47,045
38,267	U.S. Treasury Inflation Indexed Bond (d)	3.88%	04/15/29	42,246
49,186	U.S. Treasury Inflation Indexed Bond (d)	0.25%	07/15/29	46,682
50,124	U.S. Treasury Inflation Indexed Bond (d)	0.13%	01/15/30	46,783
51,526	U.S. Treasury Inflation Indexed Bond (d)	0.13%	07/15/30	47,931
53,165	U.S. Treasury Inflation Indexed Bond (d)	0.13%	01/15/31	48,871
55,158	U.S. Treasury Inflation Indexed Bond (d)	0.13%	07/15/31	50,480
59,004	U.S. Treasury Inflation Indexed Bond (d)	0.13%	01/15/32	53,351
10,632	U.S. Treasury Inflation Indexed Bond (d)	3.38%	04/15/32	12,017
53,046	U.S. Treasury Inflation Indexed Bond (d)	0.63%	07/15/32	49,692
52,797	U.S. Treasury Inflation Indexed Bond (d)	1.13%	01/15/33	50,966
49,712	U.S. Treasury Inflation Indexed Bond (d)	1.38%	07/15/33	49,029
52,186	U.S. Treasury Inflation Indexed Bond (d)	1.75%	01/15/34	52,793
29,070	U.S. Treasury Inflation Indexed Bond (d)	1.88%	07/15/34	29,793
21,829	U.S. Treasury Inflation Indexed Bond (d)	2.13%	02/15/40	22,800
34,184	U.S. Treasury Inflation Indexed Bond (d)	2.13%	02/15/41	35,802
33,130	U.S. Treasury Inflation Indexed Bond (d)	0.75%	02/15/42	27,644
32,287	U.S. Treasury Inflation Indexed Bond (d)	0.63%	02/15/43	25,945
30,771	U.S. Treasury Inflation Indexed Bond (d)	1.38%	02/15/44	28,095
31,122	U.S. Treasury Inflation Indexed Bond (d)	0.75%	02/15/45	24,906
27,877	U.S. Treasury Inflation Indexed Bond (d)	1.00%	02/15/46	23,255
24,757	U.S. Treasury Inflation Indexed Bond (d)	0.88%	02/15/47	19,903
24,235	U.S. Treasury Inflation Indexed Bond (d)	1.00%	02/15/48	19,935
20,000	U.S. Treasury Inflation Indexed Bond (d)	1.00%	02/15/49	16,335
19,575	U.S. Treasury Inflation Indexed Bond (d)	0.25%	02/15/50	13,010
21,746	U.S. Treasury Inflation Indexed Bond (d)	0.13%	02/15/51	13,751
22,598	U.S. Treasury Inflation Indexed Bond (d)	0.13%	02/15/52	14,076

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$21,163	U.S. Treasury Inflation Indexed Bond (d)	1.50%	02/15/53	$19,154
17,423	U.S. Treasury Inflation Indexed Bond (d)	2.13%	02/15/54	18,135
	Total U.S. Government Bonds and Notes			1,645,778
	(Cost $1,626,897)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Fannie Mae REMICS
281	Series 1999-56, Class Z	7.00%	12/01/29	288
441	Series 2002-67, Class PE	5.50%	11/01/32	458
	Freddie Mac REMICS
4	Series 1996-1847, Class LL	7.50%	04/01/26	4
725	Series 1999-2130, Class KB	6.38%	03/01/29	739
	Total U.S. Government Agency Mortgage-Backed Securities			1,489
	(Cost $1,486)
MORTGAGE-BACKED SECURITIES – 0.0%
	Collateralized Mortgage Obligations – 0.0%
	Credit Suisse First Boston Mortgage Securities Corp.
299	Series 2004-6, Class 2A1	4.75%	09/01/25	0
	MASTR Alternative Loan Trust
25	Series 2005-1, Class 5A1	5.50%	01/01/26	23
	Total Mortgage-Backed Securities			23
	(Cost $324)

Shares	Description	Value
MONEY MARKET FUNDS – 2.4%
449,432	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.76% (e)	449,432
	(Cost $449,432)

Total Investments – 100.2%	19,053,360
(Cost $17,245,400)

Net Other Assets and Liabilities – (0.2)%	(38,523)
Net Assets – 100.0%	$19,014,837

(a)	Investment in an affiliated fund.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(e)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
REITs	– Real Estate Investment Trusts
REMICS	– Real Estate Mortgage Investment Conduit

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Other Information section):
	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$9,387,024	$9,387,024	$—	$—
Common Stocks*	6,879,836	6,879,836	—	—
Master Limited Partnerships*	689,778	689,778	—	—
U.S. Government Bonds and Notes	1,645,778	—	1,645,778	—
U.S. Government Agency Mortgage-Backed Securities	1,489	—	1,489	—
Mortgage-Backed Securities	23	—	23	—
Money Market Funds	449,432	449,432	—	—
Total Investments	$19,053,360	$17,406,070	$1,647,290	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at September 30, 2024, and for the fiscal year-to-date period (January 1, 2024 to September 30, 2024) are as follows:
Security Name	Shares at 9/30/2024	Value at 12/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2024	Dividend Income
First Trust Institutional Preferred Securities and Income ETF	72,894	$ 2,683,094	$ 168,941	$ (1,558,544)	$ 300,322	$ (203,724)	$ 1,390,089	$ 81,337
First Trust Intermediate Government Opportunities ETF	36,234	369,450	366,161	—	20,593	—	756,204	22,751
First Trust Limited Duration Investment Grade Corporate ETF	20,516	806,899	216,854	(627,058)	(1,443)	(1,345)	393,907	17,612
First Trust Preferred Securities and Income ETF	24,783	862,541	54,587	(502,696)	125,654	(91,514)	448,572	26,584
First Trust Senior Loan ETF	50,514	4,406,227	581,671	(2,653,485)	75,713	(92,039)	2,318,087	192,249
First Trust Tactical High Yield ETF	39,239	3,208,830	291,698	(1,816,353)	281,628	(319,335)	1,646,468	108,761
		$ 12,337,041	$ 1,679,912	$ (7,158,136)	$ 802,467	$ (707,957)	$ 6,953,327	$ 449,294

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 98.5%
	Capital Markets – 98.5%
72,880	First Trust Consumer Discretionary AlphaDEX® Fund (a)	$4,612,575
11,348	First Trust Developed Markets ex-US AlphaDEX® Fund (a)	654,439
23,367	First Trust Dow Jones Internet Index Fund (a) (b)	4,949,832
26,960	First Trust Emerging Markets AlphaDEX® Fund (a)	645,962
4,923	First Trust Eurozone AlphaDEX® ETF (a)	215,283
4,355	First Trust India NIFTY 50 Equal Weight ETF (a)	282,378
66,246	First Trust Industrials/Producer Durables AlphaDEX® Fund (a)	5,018,797
4,703	First Trust Japan AlphaDEX® Fund (a)	255,118
52,555	First Trust Large Cap Core AlphaDEX® Fund (a)	5,474,597
43,775	First Trust Large Cap Growth AlphaDEX® Fund (a)	5,753,786
45,616	First Trust Mid Cap Core AlphaDEX® Fund (a)	5,343,914
53,960	First Trust Nasdaq Semiconductor ETF (a)	5,033,389
25,035	First Trust NASDAQ-100-Technology Sector Index Fund (a)	4,789,446
3,684	First Trust Switzerland AlphaDEX® Fund (a)	259,722
6,673	First Trust United Kingdom AlphaDEX® Fund (a)	279,132
28,730	iShares Core U.S. Aggregate Bond ETF	2,909,487
39,482	SPDR Blackstone Senior Loan ETF	1,648,768
17,529	SPDR Bloomberg High Yield Bond ETF	1,714,161
49,352	SPDR ICE Preferred Securities ETF	1,759,892
69,658	SPDR Portfolio Long Term Corporate Bond ETF	1,682,937
	Total Exchange-Traded Funds	53,283,615
	(Cost $44,737,704)
MONEY MARKET FUNDS – 1.6%
866,996	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.76% (c)	866,996
	(Cost $866,996)

Total Investments – 100.1%	54,150,611
(Cost $45,604,700)

Net Other Assets and Liabilities – (0.1)%	(74,011)
Net Assets – 100.0%	$54,076,600

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of September 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Other Information section):
	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$53,283,615	$53,283,615	$—	$—
Money Market Funds	866,996	866,996	—	—
Total Investments	$54,150,611	$54,150,611	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at September 30, 2024, and for the fiscal year-to-date period (January 1, 2024 to September 30, 2024) are as follows:
Security Name	Shares at 9/30/2024	Value at 12/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2024	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	72,880	$ 3,441,837	$ 1,119,533	$ (305,205)	$ 317,170	$ 39,240	$ 4,612,575	$ 27,528
First Trust Developed Markets ex-US AlphaDEX® Fund	11,348	2,986,296	15,971	(2,392,118)	(72,619)	116,909	654,439	14,958
First Trust Dow Jones Global Select Dividend Index Fund	—	1,214,684	—	(1,202,784)	(69,523)	57,623	—	—
First Trust Dow Jones Internet Index Fund	23,367	3,411,067	1,217,891	(324,372)	577,071	68,175	4,949,832	—
First Trust Emerging Markets AlphaDEX® Fund	26,960	2,986,134	15,676	(2,394,833)	(97,394)	136,379	645,962	17,876
First Trust Eurozone AlphaDEX® ETF	4,923	—	211,333	(2,139)	6,033	56	215,283	2,924
First Trust India NIFTY 50 Equal Weight ETF	4,355	1,244,732	6,788	(1,012,970)	(75,843)	119,671	282,378	618
First Trust Industrials/Producer Durables AlphaDEX® Fund	66,246	3,407,874	1,167,710	(317,121)	699,519	60,815	5,018,797	24,222
First Trust Japan AlphaDEX® Fund	4,703	1,152,419	6,328	(932,577)	(32,292)	61,240	255,118	3,203
First Trust Large Cap Core AlphaDEX® Fund	52,555	3,630,187	1,431,067	(349,688)	694,113	68,918	5,474,597	43,194
First Trust Large Cap Growth AlphaDEX® Fund	43,775	3,651,306	1,454,287	(363,977)	944,763	67,407	5,753,786	7,601
First Trust Latin America AlphaDEX® Fund	—	1,223,221	2,718	(1,172,280)	(125,002)	71,343	—	2,234
First Trust Mid Cap Core AlphaDEX® Fund	45,616	3,806,680	1,259,823	(342,999)	570,489	49,921	5,343,914	45,638
First Trust Nasdaq Semiconductor ETF	53,960	3,569,383	1,078,896	(337,176)	625,801	96,485	5,033,389	16,472
First Trust NASDAQ-100- Technology Sector Index Fund	25,035	3,486,238	1,164,154	(326,261)	402,525	62,790	4,789,446	1,071
First Trust Switzerland AlphaDEX® Fund	3,684	1,268,638	6,302	(1,004,857)	(86,668)	76,307	259,722	3,676
First Trust United Kingdom AlphaDEX® Fund	6,673	—	251,484	(17,459)	43,962	1,145	279,132	6,089
		$40,480,696	$10,409,961	$ (12,798,816)	$4,322,105	$1,154,424	$43,568,370	$217,304

First Trust Capital Strength® Portfolio
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 97.9%
	Aerospace & Defense – 4.2%
9,606	General Dynamics Corp.	$2,902,933
5,830	Lockheed Martin Corp.	3,407,985
		6,310,918
	Air Freight & Logistics – 2.0%
23,033	Expeditors International of Washington, Inc.	3,026,536
	Beverages – 5.8%
42,404	Coca-Cola (The) Co.	3,047,151
54,403	Monster Beverage Corp. (a)	2,838,205
16,347	PepsiCo, Inc.	2,779,807
		8,665,163
	Biotechnology – 5.7%
16,066	AbbVie, Inc.	3,172,714
2,603	Regeneron Pharmaceuticals, Inc. (a)	2,736,378
5,632	Vertex Pharmaceuticals, Inc. (a)	2,619,330
		8,528,422
	Capital Markets – 10.3%
6,738	Ameriprise Financial, Inc.	3,165,580
3,333	BlackRock, Inc.	3,164,717
13,083	LPL Financial Holdings, Inc.	3,043,498
6,262	Moody’s Corp.	2,971,882
25,489	Raymond James Financial, Inc.	3,121,383
		15,467,060
	Chemicals – 3.9%
6,225	Linde PLC	2,968,453
21,623	PPG Industries, Inc.	2,864,183
		5,832,636
	Commercial Services & Supplies – 1.9%
53,540	Copart, Inc. (a)	2,805,496
	Communications Equipment – 4.2%
58,507	Cisco Systems, Inc.	3,113,742
7,095	Motorola Solutions, Inc.	3,190,125
		6,303,867
	Consumer Staples Distribution & Retail – 4.0%
3,303	Costco Wholesale Corp.	2,928,176
39,132	Walmart, Inc.	3,159,909
		6,088,085
	Containers & Packaging – 2.1%
14,479	Packaging Corp. of America	3,118,777
Shares	Description	Value

	Electronic Equipment, Instruments & Components – 3.7%
43,024	Amphenol Corp., Class A	$2,803,444
18,373	TE Connectivity PLC	2,774,139
		5,577,583
	Entertainment – 1.9%
19,747	Electronic Arts, Inc.	2,832,510
	Financial Services – 3.9%
6,240	Mastercard, Inc., Class A	3,081,312
10,429	Visa, Inc., Class A	2,867,454
		5,948,766
	Food Products – 2.0%
41,664	Mondelez International, Inc., Class A	3,069,387
	Ground Transportation – 1.8%
79,809	CSX Corp.	2,755,805
	Health Care Equipment & Supplies – 1.9%
8,120	Stryker Corp.	2,933,431
	Health Care Providers & Services – 3.8%
12,382	Cencora, Inc.	2,786,941
5,536	Elevance Health, Inc.	2,878,720
		5,665,661
	Household Products – 3.8%
28,228	Colgate-Palmolive Co.	2,930,348
16,484	Procter & Gamble (The) Co.	2,855,029
		5,785,377
	Industrial Conglomerates – 1.8%
12,900	Honeywell International, Inc.	2,666,559
	Insurance – 10.0%
29,798	Aflac, Inc.	3,331,416
10,653	Chubb Ltd.	3,072,219
7,185	Everest Group Ltd.	2,815,299
12,773	Marsh & McLennan Cos., Inc.	2,849,529
53,717	W.R. Berkley Corp.	3,047,365
		15,115,828
	IT Services – 1.9%
37,247	Cognizant Technology Solutions Corp., Class A	2,874,723
	Machinery – 2.0%
9,509	Cummins, Inc.	3,078,919
	Oil, Gas & Consumable Fuels – 3.5%
24,211	ConocoPhillips	2,548,934

First Trust Capital Strength® Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
23,853	Exxon Mobil Corp.	$2,796,049
		5,344,983
	Pharmaceuticals – 1.9%
17,898	Johnson & Johnson	2,900,550
	Professional Services – 4.1%
11,210	Automatic Data Processing, Inc.	3,102,143
22,567	Paychex, Inc.	3,028,266
		6,130,409
	Software – 1.8%
6,334	Microsoft Corp.	2,725,520
	Specialty Retail – 4.0%
7,619	Home Depot (The), Inc.	3,087,219
24,775	TJX (The) Cos., Inc.	2,912,053
		5,999,272
	Total Common Stocks	147,552,243
	(Cost $127,476,814)
MONEY MARKET FUNDS – 2.3%
3,382,122	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.76% (b)	3,382,122
	(Cost $3,382,122)
	Total Investments – 100.2%	150,934,365
	(Cost $130,858,936)
	Net Other Assets and Liabilities – (0.2)%	(259,060)
	Net Assets – 100.0%	$150,675,305

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Other Information section):
	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$147,552,243	$147,552,243	$—	$—
Money Market Funds	3,382,122	3,382,122	—	—
Total Investments	$150,934,365	$150,934,365	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) – 96.4%
	Aerospace & Defense – 5.0%
2,144	Airbus SE (EUR)	$313,169
22,740	BAE Systems PLC (GBP)	376,228
1,667	Safran S.A. (EUR)	391,721
		1,081,118
	Air Freight & Logistics – 2.3%
2,393	DSV A/S (DKK)	494,034
	Beverages – 3.2%
2,761	Carlsberg A/S, Class B (DKK)	328,852
10,390	Diageo PLC (GBP)	361,580
		690,432
	Biotechnology – 1.9%
2,116	CSL Ltd. (AUD)	418,798
	Broadline Retail – 2.0%
8,740	Wesfarmers Ltd. (AUD)	425,566
	Capital Markets – 2.0%
1,842	Deutsche Boerse AG (EUR)	432,024
	Chemicals – 2.1%
84	Givaudan S.A. (CHF)	460,519
	Consumer Staples Distribution & Retail – 1.7%
6,579	Alimentation Couche-Tard, Inc. (CAD)	363,719
	Electric Utilities – 1.9%
58,429	Origin Energy Ltd. (AUD)	404,353
	Electrical Equipment – 5.9%
7,459	ABB Ltd. (CHF)	431,756
3,594	Legrand S.A. (EUR)	413,268
1,647	Schneider Electric SE (EUR)	433,039
		1,278,063
	Entertainment – 1.6%
12,813	Universal Music Group N.V. (EUR)	335,176
	Financial Services – 2.2%
15,249	Investor AB, Class B (SEK)	469,294
	Food Products – 3.6%
32	Chocoladefabriken Lindt & Spruengli AG (CHF)	412,501
3,496	Nestle S.A. (CHF)	350,942
		763,443
	Hotels, Restaurants & Leisure – 4.7%
14,144	Aristocrat Leisure Ltd. (AUD)	573,017
13,378	Compass Group PLC (GBP)	428,184
		1,001,201
Shares	Description	Value

	Industrial Conglomerates – 1.9%
1,984	Siemens AG (EUR)	$400,487
	Insurance – 10.4%
1,304	Allianz SE (EUR)	428,206
1,500	Hannover Rueck SE (EUR)	427,617
827	Muenchener Rueckversicherungs- Gesellschaft AG (EUR)	455,040
3,393	Swiss Re AG (CHF)	467,848
743	Zurich Insurance Group AG (CHF)	447,547
		2,226,258
	IT Services – 4.1%
3,500	CGI, Inc. (CAD) (b)	402,728
13,500	Obic Co., Ltd. (JPY)	473,968
		876,696
	Machinery – 6.0%
9,467	Alfa Laval AB (SEK)	454,527
18,742	Epiroc AB, Class A (SEK)	405,074
1,475	Schindler Holding AG (CHF)	432,209
		1,291,810
	Metals & Mining – 1.9%
12,778	BHP Group Ltd. (AUD)	406,014
	Oil, Gas & Consumable Fuels – 1.5%
5,100	TotalEnergies SE (EUR)	332,108
	Passenger Airlines – 1.4%
6,623	Ryanair Holdings PLC, ADR	299,205
	Personal Care Products – 3.9%
771	L’Oreal S.A. (EUR)	345,055
7,733	Unilever PLC (GBP)	500,286
		845,341
	Pharmaceuticals – 6.1%
18,431	GSK PLC (GBP)	373,686
3,893	Novartis AG (CHF)	446,866
1,499	Roche Holding AG (CHF)	479,269
		1,299,821
	Professional Services – 7.4%
12,532	Bureau Veritas S.A. (EUR)	415,431
20,425	Computershare Ltd. (AUD)	356,833
2,421	Thomson Reuters Corp. (CAD)	412,955
2,441	Wolters Kluwer N.V. (EUR)	411,112
		1,596,331
	Software – 3.7%
137	Constellation Software, Inc. (CAD)	444,232

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Software (Continued)
25,841	Sage Group (The) PLC (GBP)	$353,945
		798,177
	Specialty Retail – 2.2%
7,845	Industria de Diseno Textil S.A. (EUR)	464,054
	Trading Companies & Distributors – 3.8%
4,603	Brenntag SE (EUR)	343,194
9,844	Bunzl PLC (GBP)	465,108
		808,302
	Transportation Infrastructure – 2.0%
1,981	Aena SME S.A. (EUR) (c) (d)	435,738
	Total Common Stocks	20,698,082
	(Cost $17,981,732)
WARRANTS (a) – 0.0%
	Software – 0.0%
92	Constellation Software, Inc. (CAD) (b) (e) (f) (g)	0
	(Cost $0)
MONEY MARKET FUNDS – 3.6%
776,050	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.76% (h)	776,050
	(Cost $776,050)
	Total Investments – 100.0%	21,474,132
	(Cost $18,757,782)
	Net Other Assets and Liabilities – (0.0)%	(5,174)
	Net Assets – 100.0%	$21,468,958

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”), and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with the
provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Other Information section).
(h)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	31.6%
CHF	18.3
GBP	13.3
AUD	12.0
CAD	7.6
SEK	6.2
USD	5.0
DKK	3.8
JPY	2.2
Total	100.0%

First Trust International Developed Capital Strength® Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Country Allocation†	% of Net Assets
Switzerland	18.3%
United Kingdom	13.3
Australia	12.0
Germany	11.6
France	10.9
Canada	7.6
Sweden	6.2
Netherlands	4.9
Spain	4.2
Denmark	3.8
United States	3.6
Japan	2.2
Ireland	1.4
Total Investments	100.0
Net Other Assets and Liabilities	(0.0)††
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.
†† Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Other Information section):
	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$20,698,082	$20,698,082	$—	$—
Warrants*	— **	—	—	— **
Money Market Funds	776,050	776,050	—	—
Total Investments	$21,474,132	$21,474,132	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Growth StrengthTM Portfolio
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 98.5%
	Beverages – 2.0%
6,073	Monster Beverage Corp. (a)	$316,828
	Biotechnology – 5.4%
2,121	Neurocrine Biosciences, Inc. (a)	244,382
939	United Therapeutics Corp. (a)	336,491
629	Vertex Pharmaceuticals, Inc. (a)	292,535
		873,408
	Broadline Retail – 2.0%
1,688	Amazon.com, Inc. (a)	314,525
	Capital Markets – 4.2%
2,230	Blackstone, Inc.	341,480
1,460	LPL Financial Holdings, Inc.	339,640
		681,120
	Commercial Services & Supplies – 1.9%
5,976	Copart, Inc. (a)	313,142
	Communications Equipment – 2.2%
792	Motorola Solutions, Inc.	356,107
	Construction Materials – 1.9%
553	Martin Marietta Materials, Inc.	297,652
	Consumer Finance – 2.2%
1,275	American Express Co.	345,780
	Electronic Equipment, Instruments & Components – 1.9%
4,802	Amphenol Corp., Class A	312,898
	Energy Equipment & Services – 3.2%
8,984	Halliburton Co.	260,985
6,222	Schlumberger N.V.	261,013
		521,998
	Entertainment – 2.2%
488	Netflix, Inc. (a)	346,124
	Financial Services – 6.2%
1,061	Corpay, Inc. (a)	331,838
697	Mastercard, Inc., Class A	344,179
1,164	Visa, Inc., Class A	320,042
		996,059
	Health Care Equipment & Supplies – 1.2%
2,768	Dexcom, Inc. (a)	185,567
	Health Care Providers & Services – 1.9%
1,382	Cencora, Inc.	311,061
Shares	Description	Value

	Hotels, Restaurants & Leisure – 2.1%
5,772	Chipotle Mexican Grill, Inc. (a)	$332,583
	Household Durables – 2.1%
1,778	DR Horton, Inc.	339,189
	Insurance – 10.5%
1,189	Chubb Ltd.	342,896
802	Everest Group Ltd.	314,247
196	Markel Group, Inc. (a)	307,442
1,370	RenaissanceRe Holdings Ltd.	373,188
6,022	W.R. Berkley Corp.	341,628
		1,679,401
	Interactive Media & Services – 4.1%
1,739	Alphabet, Inc., Class A	288,413
648	Meta Platforms, Inc., Class A	370,941
		659,354
	Machinery – 6.1%
889	Caterpillar, Inc.	347,706
1,061	Cummins, Inc.	343,541
2,867	PACCAR, Inc.	282,915
		974,162
	Metals & Mining – 1.8%
1,902	Nucor Corp.	285,947
	Oil, Gas & Consumable Fuels – 5.2%
2,703	ConocoPhillips	284,572
6,473	Devon Energy Corp.	253,224
2,391	EOG Resources, Inc.	293,925
		831,721
	Professional Services – 2.1%
2,519	Paychex, Inc.	338,025
	Semiconductors & Semiconductor Equipment – 14.1%
1,470	Applied Materials, Inc.	297,014
1,964	Broadcom, Inc.	338,790
2,930	Enphase Energy, Inc. (a)	331,149
405	KLA Corp.	313,636
382	Monolithic Power Systems, Inc.	353,159
2,621	NVIDIA Corp.	318,294
4,261	ON Semiconductor Corp. (a)	309,391
		2,261,433
	Software – 12.0%
1,104	Cadence Design Systems, Inc. (a)	299,217
485	Intuit, Inc.	301,185
707	Microsoft Corp.	304,222
934	Palo Alto Networks, Inc. (a)	319,241

First Trust Growth StrengthTM Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
411	ServiceNow, Inc. (a)	$367,594
1,358	Workday, Inc., Class A (a)	331,909
		1,923,368
	Total Common Stocks	15,797,452
	(Cost $14,714,703)
MONEY MARKET FUNDS – 2.9%
463,691	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.76% (b)	463,691
	(Cost $463,691)
	Total Investments – 101.4%	16,261,143
	(Cost $15,178,394)
	Net Other Assets and Liabilities – (1.4)%	(223,070)
	Net Assets – 100.0%	$16,038,073

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Other Information section):
	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$15,797,452	$15,797,452	$—	$—
Money Market Funds	463,691	463,691	—	—
Total Investments	$16,261,143	$16,261,143	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 99.3%
	Aerospace & Defense – 4.3%
457	General Dynamics Corp. (a)	$138,105
278	Lockheed Martin Corp. (a)	162,508
		300,613
	Air Freight & Logistics – 2.0%
1,097	Expeditors International of Washington, Inc.	144,146
	Beverages – 5.8%
2,019	Coca-Cola (The) Co. (a)	145,085
2,590	Monster Beverage Corp. (a) (b)	135,120
778	PepsiCo, Inc. (a)	132,299
		412,504
	Biotechnology – 5.7%
765	AbbVie, Inc. (a)	151,072
124	Regeneron Pharmaceuticals, Inc. (a) (b)	130,354
268	Vertex Pharmaceuticals, Inc. (b)	124,641
		406,067
	Capital Markets – 10.4%
321	Ameriprise Financial, Inc. (a)	150,809
159	BlackRock, Inc.	150,972
623	LPL Financial Holdings, Inc.	144,929
298	Moody’s Corp. (a)	141,428
1,214	Raymond James Financial, Inc. (a)	148,666
		736,804
	Chemicals – 3.9%
296	Linde PLC (a)	141,150
1,030	PPG Industries, Inc. (a)	136,434
		277,584
	Commercial Services & Supplies – 1.9%
2,549	Copart, Inc. (a) (b)	133,568
	Communications Equipment – 4.2%
2,786	Cisco Systems, Inc. (a)	148,271
338	Motorola Solutions, Inc. (a)	151,975
		300,246
	Consumer Staples Distribution & Retail – 4.1%
157	Costco Wholesale Corp. (a)	139,184
1,863	Walmart, Inc. (a)	150,437
		289,621
	Containers & Packaging – 2.1%
689	Packaging Corp. of America (a)	148,410
	Electronic Equipment, Instruments & Components – 3.8%
2,049	Amphenol Corp., Class A (a)	133,513
875	TE Connectivity PLC	132,116
		265,629
	Entertainment – 1.9%
940	Electronic Arts, Inc.	134,833
	Financial Services – 4.0%
297	Mastercard, Inc., Class A (a)	146,659

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services (Continued)
497	Visa, Inc., Class A (a)	$136,650
		283,309
	Food Products – 2.1%
1,984	Mondelez International, Inc., Class A (a)	146,161
	Ground Transportation – 1.9%
3,800	CSX Corp. (a)	131,214
	Health Care Equipment & Supplies – 2.0%
387	Stryker Corp. (a)	139,808
	Health Care Providers & Services – 3.8%
590	Cencora, Inc. (a)	132,797
264	Elevance Health, Inc. (a)	137,280
		270,077
	Household Products – 3.9%
1,344	Colgate-Palmolive Co. (a)	139,521
785	Procter & Gamble (The) Co. (a)	135,962
		275,483
	Industrial Conglomerates – 1.8%
614	Honeywell International, Inc. (a)	126,920
	Insurance – 10.2%
1,419	Aflac, Inc.	158,644
507	Chubb Ltd. (a)	146,214
342	Everest Group Ltd.	134,006
608	Marsh & McLennan Cos., Inc. (a)	135,639
2,569	W.R. Berkley Corp. (a)	145,739
		720,242
	IT Services – 1.9%
1,773	Cognizant Technology Solutions Corp., Class A (a)	136,840
	Machinery – 2.1%
453	Cummins, Inc.	146,677
	Oil, Gas & Consumable Fuels – 3.6%
1,153	ConocoPhillips	121,388
1,136	Exxon Mobil Corp. (a)	133,162
		254,550
	Pharmaceuticals – 2.0%
852	Johnson & Johnson (a)	138,075
	Professional Services – 4.1%
534	Automatic Data Processing, Inc. (a)	147,774
1,075	Paychex, Inc. (a)	144,254
		292,028
	Software – 1.8%
302	Microsoft Corp. (a)	129,951
	Specialty Retail – 4.0%
363	Home Depot (The), Inc. (a)	147,088

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
1,180	TJX (The) Cos., Inc. (a)	$138,697
		285,785
	Total Common Stocks	7,027,145
	(Cost $6,498,710)
MONEY MARKET FUNDS – 1.2%
85,612	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.76% (c)	85,612
	(Cost $85,612)
	Total Investments – 100.5%	7,112,757
	(Cost $6,584,322)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS – 0.1%
	Put Options Purchased – 0.1%
10	S&P 500® Index	$5,762,480	$5,230.00	10/18/24	5,150
20	S&P 500® Mini Index	1,152,500	525.00	10/18/24	1,180
	Total Purchased Options				6,330
	(Cost $70,494)
WRITTEN OPTIONS – (0.9)%
	Call Options Written – (0.9)%
(10)	S&P 500® Index	(5,762,480)	5,790.00	10/18/24	(53,660)
(20)	S&P 500® Mini Index	(1,152,500)	578.00	10/18/24	(9,380)
	Total Call Options Written				(63,040)
	(Premiums received $55,319)
	Put Options Written – (0.0)%
(10)	S&P 500® Index	(5,762,480)	4,400.00	10/18/24	(1,290)
(20)	S&P 500® Mini Index	(1,152,500)	440.00	10/18/24	(240)
	Total Put Options Written				(1,530)
	(Premiums received $14,820)
	Total Written Options				(64,570)
	(Premiums received $70,139)

Net Other Assets and Liabilities – 0.3%	24,352
Net Assets – 100.0%	$7,078,869

(a)	All or a portion of these securities are pledged to cover index call options written. At September 30, 2024, the segregated value of these securities amounts to $2,674,227.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of September 30, 2024.

First Trust Capital Strength® Hedged Equity Portfolio
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Other Information section):
ASSETS TABLE
	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,027,145	$7,027,145	$—	$—
Money Market Funds	85,612	85,612	—	—
Total Investments	7,112,757	7,112,757	—	—
Purchased Options	6,330	6,330	—	—
Total	$7,119,087	$7,119,087	$—	$—

LIABILITIES TABLE
	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(64,570)	$(64,570)	$—	$—

*	See Portfolio of Investments for industry breakout.

Other Information
First Trust Variable Insurance Trust
September 30, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Disclaimer
S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are products of S&P Dow Jones Indices LLC and have been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio and the First Trust Multi Income Allocation Portfolio are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). Neither S&P Dow Jones Indices nor its affiliates make any representation or warranty, express or implied, to the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or any member of the public regarding the advisability of investing in securities generally or in the First Trust/Dow Jones Dividend & Income Allocation Portfolio particularly or the ability of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM to track general market performance. S&P Dow Jones Indices’ only relationship to First Trust with respect to the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM are determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the First Trust/Dow Jones Dividend & Income Allocation Portfolio. S&P Dow Jones Indices has no obligation to take the needs of First Trust or the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio into consideration in determining, composing or calculating the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM. Neither S&P Dow Jones Indices nor its affiliates are responsible for and have not participated in the determination of the prices, and amount of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or the timing of the issuance or sale of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or in the determination or calculation of the equation by which the First Trust/Dow Jones Dividend & Income Allocation Portfolio is to be managed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the First Trust/Dow Jones Dividend & Income Allocation Portfolio. There is no assurance that investment products based on the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM and DOW JONES COMPOSITE AVERAGETM will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR ITS AFFILIATES GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR WITH

Other Information (Continued)
First Trust Variable Insurance Trust
September 30, 2024 (Unaudited)
RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The First Trust Dorsey Wright Tactical Core Portfolio (the “Fund”) is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC or its affiliates (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Licensor’s only relationship to First Trust is the licensing of certain trademarks and trade names of Licensor and of the Dorsey Wright Tactical Tilt Moderate Core™ Index (the “Index”) which is determined, composed and calculated by Licensor, or its agent, without regard to First Trust or the Fund. Licensor has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.
LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN.  LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DORSEY WRIGHT TACTICAL TILT MODERATE CORETM INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSOR AND FIRST TRUST.
First Trust does not guarantee the accuracy and/or the completeness of The Capital Strength™ Index, The International Capital Strength™ Index and/or The Growth Strength™ Index (together, the “Indexes”) or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Indexes or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.
The First Trust Capital Strength® Portfolio, the First Trust International Developed Capital Strength® Portfolio, the First Trust Growth StrengthTM Portfolio, and the First Trust Capital Strength® Hedged Equity Portfolio (the “Capital Strength Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Capital Strength Funds. The Corporations make no representation or warranty, express or implied, to the owners of the Capital Strength Funds or any member of the public regarding the advisability of investing in securities generally or in the Capital Strength Funds particularly, or the ability of the Indexes to track general stock market performance. The Corporations’ only relationship to First Trust with respect to the Capital Strength Funds is in the licensing of the Indexes, and certain trade names of the Corporations and the use of the Indexes, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Capital Strength Funds. Nasdaq has no obligation to take the needs of First Trust or the owners of the Capital Strength Funds into consideration in determining, composing or calculating the Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Capital Strength Fund Shares to be issued or in the determination or calculation of the equation by which the Capital Strength Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Capital Strength Funds.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED,

Other Information (Continued)
First Trust Variable Insurance Trust
September 30, 2024 (Unaudited)
AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.